American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value Fund
May 31, 2023

Avantis U.S. Large Cap Value Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.2%
Woodward, Inc.	2,261	238,332
Air Freight and Logistics — 2.9%
Expeditors International of Washington, Inc.	5,281	582,547
FedEx Corp.	4,730	1,031,046
United Parcel Service, Inc., Class B	8,989	1,501,163
		3,114,756
Automobile Components — 0.6%
Autoliv, Inc.	1,904	155,176
BorgWarner, Inc.	6,254	277,240
Lear Corp.	1,485	182,150
		614,566
Automobiles — 1.8%
Ford Motor Co.	71,490	857,880
General Motors Co.	28,042	908,841
Harley-Davidson, Inc.	2,700	83,997
Thor Industries, Inc.	1,695	132,668
		1,983,386
Banks — 4.7%
Citigroup, Inc.	17,964	796,165
Comerica, Inc.	3,463	125,014
East West Bancorp, Inc.	3,555	170,107
JPMorgan Chase & Co.	17,171	2,330,276
KeyCorp	18,089	168,951
PNC Financial Services Group, Inc.	2,635	305,212
Popular, Inc.	2,082	119,049
Synovus Financial Corp.	4,046	109,606
Wells Fargo & Co.	19,724	785,212
Western Alliance Bancorp	2,499	84,716
Zions Bancorp NA	3,688	100,646
		5,094,954
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	229	151,539
National Beverage Corp.(1)	720	35,582
		187,121
Biotechnology — 1.1%
Gilead Sciences, Inc.	15,313	1,178,182
Broadline Retail — 1.5%
Amazon.com, Inc.(1)	2,054	247,671
Dillard's, Inc., Class A(2)	116	31,936
Macy's, Inc.	10,896	148,077
MercadoLibre, Inc.(1)	928	1,149,792
		1,577,476
Building Products — 1.2%
Advanced Drainage Systems, Inc.	1,978	191,411
Builders FirstSource, Inc.(1)	5,224	605,723
Owens Corning	3,298	350,677
UFP Industries, Inc.	2,653	207,199
		1,355,010

Capital Markets — 3.3%
Ameriprise Financial, Inc.	2,285	682,004
Carlyle Group, Inc.	6,172	169,175
Evercore, Inc., Class A	1,345	145,193
Goldman Sachs Group, Inc.	2,892	936,719
Morgan Stanley	10,523	860,360
Northern Trust Corp.	4,228	304,078
Raymond James Financial, Inc.	7	632
Stifel Financial Corp.	2,467	137,091
T. Rowe Price Group, Inc.	3,457	370,452
		3,605,704
Chemicals — 2.0%
CF Industries Holdings, Inc.	4,439	273,043
Chemours Co.	5,572	147,602
Dow, Inc.	11,458	558,921
Huntsman Corp.	5,873	139,484
LyondellBasell Industries NV, Class A	6,192	529,664
Mosaic Co.	6,547	209,242
Olin Corp.	5,172	244,687
Westlake Corp.	892	92,724
		2,195,367
Construction and Engineering — 0.2%
Comfort Systems USA, Inc.	1,305	193,114
Construction Materials — 0.2%
Eagle Materials, Inc.	1,552	252,867
Consumer Finance — 1.9%
Ally Financial, Inc.	10,227	272,754
Capital One Financial Corp.	6,467	673,926
Credit Acceptance Corp.(1)	186	82,897
Discover Financial Services	5,560	571,234
OneMain Holdings, Inc.	4,495	170,181
Synchrony Financial	11,189	346,411
		2,117,403
Consumer Staples Distribution & Retail — 4.8%
Casey's General Stores, Inc.	1,299	293,119
Costco Wholesale Corp.	4,469	2,286,162
Kroger Co.	16,454	745,860
Walmart, Inc.	13,080	1,921,059
		5,246,200
Containers and Packaging — 0.6%
International Paper Co.	7,816	230,103
Packaging Corp. of America	2,334	289,486
WestRock Co.	6,065	169,881
		689,470
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	94,762	1,490,606
Frontier Communications Parent, Inc.(1)	8,466	125,974
Verizon Communications, Inc.	52,155	1,858,283
		3,474,863
Electrical Equipment — 0.2%
Atkore, Inc.(1)	1,966	229,570
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	18,497	569,893
Jabil, Inc.	5,302	474,635
		1,044,528

Energy Equipment and Services — 0.3%
ChampionX Corp.	5,165	130,468
TechnipFMC PLC(1)	11,600	152,424
		282,892
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	1,514	153,398
Financial Services — 0.4%
Equitable Holdings, Inc.	8,665	212,639
Essent Group Ltd.	4,029	177,961
		390,600
Food Products — 0.7%
Archer-Daniels-Midland Co.	6,685	472,295
Bunge Ltd.	3,379	313,031
		785,326
Ground Transportation — 5.1%
CSX Corp.	36,769	1,127,705
Hertz Global Holdings, Inc.(1)	5,242	82,194
JB Hunt Transport Services, Inc.	2,477	413,585
Knight-Swift Transportation Holdings, Inc.	3,653	200,878
Landstar System, Inc.	1,521	266,753
Norfolk Southern Corp.	4,101	853,746
Old Dominion Freight Line, Inc.	2,552	792,243
Saia, Inc.(1)	1,054	299,505
Schneider National, Inc., Class B	2,077	53,836
U-Haul Holding Co.	313	16,517
U-Haul Holding Co., Non-Voting Shares	3,106	143,777
Union Pacific Corp.	6,459	1,243,487
		5,494,226
Health Care Equipment and Supplies†
QuidelOrtho Corp.(1)	6	511
Health Care Providers and Services — 0.8%
Humana, Inc.	1,820	913,403
Hotels, Restaurants and Leisure — 1.2%
Boyd Gaming Corp.	2,983	190,106
Darden Restaurants, Inc.	3,246	514,556
Royal Caribbean Cruises Ltd.(1)	3,500	283,395
Texas Roadhouse, Inc.	2,724	293,920
		1,281,977
Household Durables — 1.7%
Lennar Corp., B Shares	327	30,918
Lennar Corp., Class A	7,027	752,732
Meritage Homes Corp.	1,636	188,680
NVR, Inc.(1)	110	610,964
Taylor Morrison Home Corp.(1)	5,366	227,679
Toll Brothers, Inc.	8	542
		1,811,515
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	15,506	306,088
Clearway Energy, Inc., Class A	7	192
Clearway Energy, Inc., Class C	13	374
		306,654
Insurance — 4.0%
Aflac, Inc.	7,849	503,984
American Financial Group, Inc.	1,912	214,660
American International Group, Inc.	13,346	705,069

Axis Capital Holdings Ltd.	2,764	143,452
Hanover Insurance Group, Inc.	3	334
Hartford Financial Services Group, Inc.	7,920	542,679
Old Republic International Corp.	6,151	150,638
Primerica, Inc.	1,818	330,912
Prudential Financial, Inc.	7,195	566,175
Reinsurance Group of America, Inc.	1,442	201,880
Travelers Cos., Inc.	4,451	753,287
Unum Group	6,093	264,741
		4,377,811
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A(1)	12,011	1,475,792
Alphabet, Inc., Class C(1)	10,239	1,263,185
Meta Platforms, Inc., Class A(1)	12,843	3,399,799
		6,138,776
IT Services — 0.1%
DXC Technology Co.(1)	5,093	127,478
Leisure Products — 0.4%
Brunswick Corp.	3,275	247,263
Polaris, Inc.	2,061	221,990
		469,253
Machinery — 3.7%
AGCO Corp.	2,312	254,967
Caterpillar, Inc.	6,859	1,411,239
Deere & Co.	3,822	1,322,336
Donaldson Co., Inc.	4,458	260,927
PACCAR, Inc.	11,311	777,971
		4,027,440
Media — 1.7%
Comcast Corp., Class A	37,799	1,487,391
DISH Network Corp., Class A(1)	4,515	29,031
Fox Corp., Class A	8,180	255,216
Fox Corp., Class B	3,705	108,223
		1,879,861
Metals and Mining — 3.9%
Alcoa Corp.	5,719	181,407
Cleveland-Cliffs, Inc.(1)	21,663	300,682
Commercial Metals Co.	5,119	218,837
Freeport-McMoRan, Inc.	21,442	736,318
Newmont Corp.	14,794	599,897
Nucor Corp.	6,834	902,498
Reliance Steel & Aluminum Co.	2,174	510,194
Steel Dynamics, Inc.	6,102	560,774
United States Steel Corp.	8,731	182,653
		4,193,260
Oil, Gas and Consumable Fuels — 13.4%
Antero Midstream Corp.	6,087	62,148
Antero Resources Corp.(1)	5,677	115,868
APA Corp.	6,590	209,430
Cheniere Energy, Inc.	2,146	299,946
Chesapeake Energy Corp.	2,749	206,862
Chevron Corp.	10,022	1,509,514
Chord Energy Corp.	1,014	145,043
Civitas Resources, Inc.	2,650	177,020
ConocoPhillips	10,439	1,036,593

Coterra Energy, Inc.	11,344	263,748
Denbury, Inc.(1)	1,464	132,009
Devon Energy Corp.	9,662	445,418
Diamondback Energy, Inc.	3,189	405,481
EnLink Midstream LLC(1)	7,451	72,722
EOG Resources, Inc.	6,967	747,489
EQT Corp.	6,481	225,344
Exxon Mobil Corp.	21,446	2,191,352
Hess Corp.	4,166	527,707
Hess Midstream LP, Class A	1,426	39,771
HF Sinclair Corp.	3,154	130,702
Magnolia Oil & Gas Corp., Class A	3,813	73,705
Marathon Oil Corp.	12,791	283,449
Marathon Petroleum Corp.	6,327	663,766
Matador Resources Co.	2,588	113,794
Murphy Oil Corp.	3,241	112,787
New Fortress Energy, Inc.	945	24,825
Occidental Petroleum Corp.	7,273	419,361
ONEOK, Inc.	8,189	463,989
Ovintiv, Inc.	4,994	165,152
PBF Energy, Inc., Class A	3,309	121,804
PDC Energy, Inc.	2,204	151,238
Permian Resources Corp.	6,515	60,785
Phillips 66	6,338	580,624
Pioneer Natural Resources Co.	2,765	551,452
Range Resources Corp.	7,367	201,635
SM Energy Co.	4,019	105,659
Southwestern Energy Co.(1)	28,397	135,454
Targa Resources Corp.	4,713	320,720
Texas Pacific Land Corp.	111	144,711
Valero Energy Corp.	5,457	584,117
Williams Cos., Inc.	12,888	369,370
		14,592,564
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,060	120,551
Passenger Airlines — 1.2%
Alaska Air Group, Inc.(1)	5,172	232,378
Southwest Airlines Co.	15,245	455,368
United Airlines Holdings, Inc.(1)	12,626	599,293
		1,287,039
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	15,347	988,961
Jazz Pharmaceuticals PLC(1)	2,172	278,363
Merck & Co., Inc.	20,207	2,231,055
Pfizer, Inc.	46,846	1,781,085
Viatris, Inc.	37,182	340,215
		5,619,679
Professional Services — 0.4%
Robert Half International, Inc.	4,212	273,864
TriNet Group, Inc.(1)	1,645	146,191
		420,055
Semiconductors and Semiconductor Equipment — 6.3%
Amkor Technology, Inc.	3,487	86,408
Applied Materials, Inc.	10,424	1,389,519
GLOBALFOUNDRIES, Inc.(1)	2,055	119,868

Lam Research Corp.	2,469	1,522,632
Micron Technology, Inc.	13,283	905,901
ON Semiconductor Corp.(1)	11,983	1,001,779
QUALCOMM, Inc.	1,028	116,585
Synaptics, Inc.(1)	1,234	106,173
Texas Instruments, Inc.	9,486	1,649,426
		6,898,291
Software — 0.1%
Qualys, Inc.(1)	829	104,670
Specialty Retail — 5.3%
Academy Sports & Outdoors, Inc.	3,395	166,219
Advance Auto Parts, Inc.	1,282	93,445
AutoNation, Inc.(1)	1,608	210,519
Best Buy Co., Inc.	6,092	442,706
Burlington Stores, Inc.(1)	2,361	355,236
CarMax, Inc.(1)	5,271	380,619
Dick's Sporting Goods, Inc.	2,589	330,123
Murphy USA, Inc.	776	214,502
RH(1)	428	104,851
Ross Stores, Inc.	2,917	302,260
TJX Cos., Inc.	17,653	1,355,574
Tractor Supply Co.	2,804	587,690
Ulta Beauty, Inc.(1)	1,502	615,565
Valvoline, Inc.	7,061	271,849
Williams-Sonoma, Inc.	2,694	305,796
		5,736,954
Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	14,924	2,645,279
Super Micro Computer, Inc.(1)	2,075	464,696
		3,109,975
Textiles, Apparel and Luxury Goods — 0.4%
Capri Holdings Ltd.(1)	4,231	148,508
Tapestry, Inc.	6,752	270,215
		418,723
Trading Companies and Distributors — 1.6%
Fastenal Co.	14,188	764,024
MSC Industrial Direct Co., Inc., Class A	2,009	180,649
WW Grainger, Inc.	1,209	784,665
		1,729,338
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(1)	6,832	937,692
TOTAL COMMON STOCKS (Cost $113,470,957)		108,002,781
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	659,731	659,731
State Street Navigator Securities Lending Government Money Market Portfolio(3)	32,596	32,596
TOTAL SHORT-TERM INVESTMENTS (Cost $692,327)		692,327
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $114,163,284)		108,695,108
OTHER ASSETS AND LIABILITIES — (0.1)%		(98,886)
TOTAL NET ASSETS — 100.0%		$108,596,222

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	June 2023	$209,525	$14,786
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,936. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $32,596.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.